CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2020	$ 2,809	$ 65,711	$ 128	$ (2,088)	$ 13,721	$ 80,281
Balance, shares at Dec. 31, 2020	9,149,169
Comprehensive income (loss)	$ 0	0	(95)	0	(3,562)	$ (3,657)
Exercise of Options, shares						0
Share based compensation	0	160	0	0	0	$ 160
Balance at Dec. 31, 2021	$ 2,809	65,871	33	(2,088)	10,159	76,784
Balance, shares at Dec. 31, 2021	9,149,169
Comprehensive income (loss)	$ 0	0	(59)	0	(1,562)	(1,621)
Exercise of Options	$ 33	156				$ 189
Exercise of Options, shares	36,850					36,850
Share based compensation	$ 0	218	0	0	0	$ 218
Balance at Dec. 31, 2022	$ 2,842	66,245	(26)	(2,088)	8,597	75,570
Balance, shares at Dec. 31, 2022	9,186,019
Comprehensive income (loss)			53		4,672	4,725
Exercise of Options	$ 8	157	0	0	0	$ 165
Exercise of Options, shares	32,466					43,386
Share based compensation		159				$ 159
Issuance of common shares net of issuance costs of $141 thousands	$ 290	9,774				10,064
Issuance of common shares net of issuance costs of $141 thousands, shares	1,158,600
Balance at Dec. 31, 2023	$ 3,140	$ 76,335	$ 27	$ (2,088)	$ 13,269	$ 90,683
Balance, shares at Dec. 31, 2023	10,377,085